Investments in equity accounted associates (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Investments in equity accounted associates.
Summary of the fair values of the identifiable assets and liabilities on provisional basis as at the date of acquisition

The carrying amount of investments in our consolidated statement of financial position as at December 31, 2022 being equal to 0 represents the initial values of the investment in MX Capital Ltd and Castcrown Ltd less share of loss of a respective associate and impairment loss (where applicable) as follows:

	MX Capital Ltd	Castcrown Ltd
Investment in associates at acquisition	15,000	2,970
Indemnification asset	(119)	(105)
Legal expenses capitalized	148	—
Contingent consideration - sellers earn-outs	2,297	—
Contingent consideration - founders earn-outs	258	—
Liability arising from symmetric put option	9,810	—
Asset arising from symmetric call option	(2,623)	—
Derivative asset arising from call option	—	(1,799)
Initial cost at acquisition	24,771	1,066
Share of loss of equity-accounted associates	(8,994)	(1,066)
Share of OCI of equity-accounted associates	104	—
Carrying amount of investment at December 31, 2022 before impairment	15,881	—

Investment impairment	(15,881)	—

Carrying amount of investment as at December 31, 2022	—	—

The carrying amount of investments in our interim condensed consolidated statement of financial position as at June 30, 2023 being equal to 0 represents the initial values of the investment in MX Capital Ltd and Castcrown Ltd less share of loss of a respective associate and impairment loss (where applicable) as follows:

	MX Capital Ltd	Castcrown Ltd
Carrying amount of investment as at December 31, 2022	—	—
Additional investment in associate	—	515
Share of loss of equity-accounted associates	—	(515)
Carrying amount of investment at June 30, 2023 before impairment	—	—

Investment impairment	—	—

Carrying amount of investment as at June 30, 2023	—	—

The carrying amount of investments in our consolidated statement of financial position as at December 31, 2022 being equal to 0 represents the initial values of the investment in MX Capital Ltd and Castcrown Ltd less share of loss of a respective associate and impairment loss (where applicable) as follows:

	MX Capital Ltd	Castcrown Ltd
Investment in associates at acquisition	15,000	2,970
Indemnification asset	(119)	(105)
Legal expenses capitalized	148	—
Contingent consideration - sellers earn-outs	2,297	—
Contingent consideration - founders earn-outs	258	—
Liability arising from symmetric put option	9,810	—
Asset arising from symmetric call option	(2,623)	—
Derivative asset arising from call option	—	(1,799)
Initial cost at acquisition	24,771	1,066
Share of loss of equity-accounted associates	(8,994)	(1,066)
Share of OCI of equity-accounted associates	104	—
Carrying amount of investment at December 31, 2022 before impairment	15,881	—

Investment impairment	(15,881)	—

Carrying amount of investment as at December 31, 2022	—	—

Statement of Financial Position

December 31, 2022
ASSETS
Non-current assets	13,649
Current assets	13,731
Total assets	27,380

LIABILITIES AND SHAREHOLDERS' EQUITY
Total Equity	(291)
Non-current liabilities	23,976
Current liabilities	3,695
Total liabilities	27,671
Total liabilities and shareholders' equity	27,380

Statement of Profit or Loss and Other Comprehensive Income

For the period February 1,
2022 to December 31, 2022
Revenue	2,096
Loss from operations	(17,627)
Other comprehensive income/(loss)	188
Total comprehensive loss for the period, net of tax	(18,241)